NOTES PAYABLE AND LINE OF CREDIT (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes Payable And Line Of Credit Details
7% convertible promissory notes. Face value of notes $65 at March 31, 2013 and December 31, 2012. Discount on notes is $0 at March 31, 2013 and December 31, 2012. In January 2013, the Company received an extension to June 30, 2014. Notes callable at any time at option of holder.	$ 65	$ 65
Total notes payable to related parties	$ 65	$ 65	$ 110
Total notes payable	65	65
Less current portion	(65)	(65)
Long-term notes payable